Goodwill and Other Acquired Intangible Assets - Schedule of Definite-Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 57,665	$ 46,754
Accumulated Amortization	(37,304)	(31,415)
Net Carrying Amount	20,361	15,339
Core Deposit Intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	55,949	45,406
Accumulated Amortization	(36,354)	(30,784)
Net Carrying Amount	19,595	14,622
Customer Relationship Intangible Asset [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,348	1,348
Accumulated Amortization	(822)	(631)
Net Carrying Amount	526	717
Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	163
Accumulated Amortization	(82)
Net Carrying Amount	81
Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	205
Accumulated Amortization	(46)
Net Carrying Amount	$ 159